DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
		Apr. 30, 2023	Oct. 25, 2022	Jul. 29, 2022	Jul. 25, 2022	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Sep. 28, 2022	Sep. 19, 2022
Property, Plant and Equipment [Line Items]
Common stock, shares authorized					42,253,521		500,000,000	500,000,000		500,000,000	500,000,000		200,000,000	505,000,000
Preferred stock, shares authorized							5,000,000	5,000,000		5,000,000	5,000,000	200,000,000	5,000,000
Outstanding shares percentage										15.61%
Number of shares issued										205.8726308
Stated value					$ 30,000,000
Number of sale of stock								205.8726308
Number of sale of stock, value								$ 5,146,816
Stock issued during period value other										$ 5,964,000
Common stock, shares outstanding					8,400,000		10,166,667	10,166,667		10,166,667	0
Goodwill impairment										$ 5,917,843
Capital contribution							$ 100
Related party agreement description							(a) first, to each unit holder, as defined in the Limited Partnership Agreement dated October 31, 2022, in accordance with the unit holder’s capital contribution percentage, until the distributions paid to each partner are equal to their total capital contributions; (b) second, 100% to the managing partner until the distributions to the managing partner equal 10% of the total distributions; and (c) thereafter, 90% to the unit holders in accordance with their distribution percentage interest and 10% to the managing partner.
Cash federally insured deposit limit							$ 250,000	$ 250,000		250,000
Depletion of oil and gas properties										$ 5,868,205	$ 6,029,132
Present value discount, percentage										10.00%
Impairment amount recognized										$ 5,487,665
Provision for doubtful accounts										650,562
Goodwill, Impairment Loss										8,018,217
Business Combination, Price of Acquisition, Expected										3,000,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Business Combination, Price of Acquisition, Expected										6,288,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Business Combination, Price of Acquisition, Expected										1,906,000
Goodwill [Member]
Property, Plant and Equipment [Line Items]
Goodwill, Impairment Loss										$ 2,100,374
Investor [Member]
Property, Plant and Equipment [Line Items]
Number of sale of stock			11.6
Deposits			$ 290,000
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Number of sale of stock		45.64
Number of sale of stock, value		$ 1,141,000
Warrant to purchase shares percentage									200.00%
Purchase price per units of common stock									$ 25,000
Subsequent Event [Member] | Investor [Member]
Property, Plant and Equipment [Line Items]
Deposits		$ 290,000							$ 290,000
Subsequent Event [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Number of sale of stock									1
Fortium Holdings Corp [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares outstanding					60,000,000		8,400,000	8,400,000		8,400,000
Goodwill, Impairment Loss										$ 5,917,843
Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued					1,200
Stated value	[1]						$ 1	$ 1		1	1
Series A Preferred Stock [Member] | White River Holdings Corp [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued					1,200
Series A Preferred Stock [Member] | Fortium Holdings Corp [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued					1,200
Stated value					$ 30,000,000
Series B Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Stated value
Preferred Stock, Voting Rights				The single authorized share of Series B is entitled to vote with the Company’s common stock as a single class on any matter brought before the stockholders, and the Series B is entitled to a number of votes equal to the greater of (A) 100,000,000 votes, or (B) 50.1% of the Company’s voting power as of the applicable date of determination.
Series C Convertible Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued			1,000
Ecoark Holdings Inc [Member]
Property, Plant and Equipment [Line Items]
Outstanding shares percentage					100.00%
Elysian [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period value other						$ 1
Norr [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period value other						$ 3

[1]	On July 25, 2022, White River Holdings Corp (“Holdings”) acquired White River Energy Corp, then named Fortium Holdings Corp. (the “Company”) in a share exchange. White River Holding’s parent, Bitnile Metaverse, Inc (“Ecoark”) was issued 1,200 Series A convertible preferred stock (“Series A”) of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these audited financial statements. Since the amounts Due to Ecoark were exchanged in the issuance of the preferred shares, these have been reflected in additional paid in capital. The reclassification of amounts due to Ecoark as of March 31, 2022 that were reclassified to additional paid in capital were $25,058,733 and are deemed to have been permanently contributed by Ecoark.